Subsequent Events (Details) (USD $)	Aug. 31, 2012	Mar. 31, 2011 Senior ABL Facility	Jul. 31, 2013 Senior ABL Facility Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate maximum borrowings	$ 1,950,000,000	$ 1,800,000,000	$ 1,865,000,000